Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$2,331,526.66	0.0060091	$-	-	$2,331,526.66
Class A-4 Notes	$75,520,000.00	1.0000000	$65,235,639.88	0.8638194	$10,284,360.12
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$135,401,526.66	0.1158199	$122,785,639.88	0.1050285	$12,615,886.78

Weighted Avg. Coupon (WAC)	3.06%		3.07%
Weighted Avg. Remaining Maturity (WARM)	21.83		21.06
Pool Receivables Balance	$180,007,565.27		$167,035,212.05
Remaining Number of Receivables	27,369		26,460

Adjusted Pool Balance	$176,169,772.13		$163,553,885.35

III. COLLECTIONS

Principal:
Principal Collections	$12,763,965.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$233,968.75
Total Principal Collections	$12,997,934.12

Interest:
Interest Collections	$455,150.70
Late Fees & Other Charges	$33,758.35
Interest on Repurchase Principal	$-
Total Interest Collections	$488,909.05

Collection Account Interest	$18,757.52
Reserve Account Interest	$4,603.32
Servicer Advances	$-

Total Collections	$13,510,204.01

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$13,510,204.01
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,510,204.01

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$150,006.30	$-	$150,006.30	150,006.30
	Collection Account Interest					$18,757.52
	Late Fees & Other Charges					$33,758.35
Total due to Servicer						$202,522.17

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$2,176.09		$2,176.09
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$95,317.42		$95,317.42	95,317.42

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$13,107,275.42

7.	Regular Principal Distribution Amount:					12,615,886.78

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$2,331,526.66
	Class A-4 Notes				$10,284,360.12
	Class A Notes Total:		$12,615,886.78		$12,615,886.78
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$12,615,886.78		$12,615,886.78

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					491,388.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,837,793.14
Beginning Period Amount	$3,837,793.14
Current Period Amortization	$356,466.44
Ending Period Required Amount	$3,481,326.70
Ending Period Amount	$3,481,326.70
Next Distribution Date Required Amount	$3,145,086.60

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	23.14%	24.93%	24.93%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.33%	26,017	97.27%	$162,475,777.10
30 - 60 Days	1.33%	351	2.15%	$3,582,978.96
61 - 90 Days	0.29%	76	0.50%	$837,189.50
91-120 Days	0.06%	16	0.08%	$139,266.49
121 + Days	0.00%	0	0.00%	$-
Total		26,460		$167,035,212.05

Delinquent Receivables 30+ Days Past Due
Current Period	1.67%	443	2.73%	$4,559,434.95
1st Preceding Collection Period	1.51%	412	2.40%	$4,323,580.55
2nd Preceding Collection Period	1.57%	445	2.47%	$4,817,779.85
3rd Preceding Collection Period	1.40%	408	2.17%	$4,551,638.46
Four-Month Average	1.54%		2.45%

Repossession in Current Period		14		$133,994.36
Repossession Inventory		55		$119,838.40

Current Charge-Offs
Gross Principal of Charge-Offs				$208,387.85
Recoveries				$(233,968.75)
Net Loss				$(25,580.90)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.17%

Average Pool Balance for Current Period				$173,521,388.66

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.18%
1st Preceding Collection Period				0.03%
2nd Preceding Collection Period				0.63%
3rd Preceding Collection Period				-0.28%
Four-Month Average				0.05%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		19	2,707	$39,732,190.07
Recoveries		29	2,499	$(22,401,333.82)
Net Loss				$17,330,856.25
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		5	2,080	$17,399,746.52
Average Net Loss for Receivables that have experienced a Net Loss				$8,365.26

Principal Balance of Extensions				$762,812.56
Number of Extensions				70

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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